Note 3 - Summary of Significant Accounting Policies (Details Textual)							3 Months Ended		12 Months Ended
	Apr. 11, 2023 $ / shares shares	Apr. 05, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($)	Jan. 02, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Placement Agent Fee, Percentage of Gross Proceeds				6.00%
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock									$ 6,000,000	$ 13,832,000
Cash, FDIC Insured Amount							$ 250,000		250,000
Cash, Uninsured Amount							1,000,000		3,100,000
Prepaid Expense, Current							404,000		640,000	46,000
Prepaid Expense, Noncurrent							61,000		61,000	49,000
Contract with Customer, Liability							140,000		42,000	36,000
Advertising Expense									188,000	93,000
Depreciation							$ 203,000	$ 155,000	$ 758,000	$ 465,000
Pharmacy Records and Developed Software [Member]
Finite-Lived Intangible Asset, Useful Life (Year)									5 years
Trade Names and Customer Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)									10 years
Closing Rate [Member]
Foreign Currency Exchange Rate, Translation							1.28	1.23	1.27	1.21
Yearly Average Rate [Member]
Foreign Currency Exchange Rate, Translation							1.27	1.22	1.24	1.24
Maximum [Member]
Cash, FDIC Insured Amount							$ 250,000		$ 250,000
Officer [Member]
Placement Agent Fee, Percentage of Gross Proceeds				3.00%
December 2022 Private Placement [Member]
Number of Warrants Per Unit (in shares) | shares			1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares			1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 1.75	$ 1.75
Warrants and Rights Outstanding, Term (Year)			3 years	3 years
December 2022 Private Placement [Member] | Dawson James [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 1.75
Warrants and Rights Outstanding, Term (Year)				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				549,051
Legal Fees				$ 100,000
January 2022 Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares) | shares						2,229,950
Sale of Stock, Price Per Share (in dollars per share) | $ / shares						$ 3.24
Stock Issued During Period, Value, New Issues					$ 7,200,000	$ 7,225,038				$ 7,005,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 3.24
Stock Issued During Period, Shares, New Issues (in shares) | shares						2,229,950
Proceeds from Issuance of Common Stock						$ 7,000,000
December 2022 Private Placement [Member]
Stock Issued During Period, Value, New Issues										$ 7,472,000
Equity Offering, Units Issued (in shares) | shares			4,575,429	4,575,429
Number of Shares Per Unit Issued (in shares) | shares			1	1
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 1.75	$ 1.75
Proceeds From Equity Offering			$ 8,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001
April 2023 Private Placement [Member]
Stock Issued During Period, Value, New Issues									$ 6,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 1.75	$ 1.75
Stock Issued During Period, Shares, New Issues (in shares) | shares	3,428,571	3,428,571
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock		$ 6,000,000